Right of Use Assets and Operating Lease Liability (Details) - Schedule of Weighted-Average Discount Rate for Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Weighted-Average Discount Rate for Operating Leases [Abstract]
2025	$ 797,973
2026	813,774
2027	829,971
2028	628,700
Total operating lease payment	3,070,418
Less: Imputed interest	(531,357)
Present value of operating lease liabilities	2,539,061
Operating lease liabilities – current	(664,444)	$ (708,953)
Operating lease liabilities – non-current	$ 1,874,617	$ 2,194,553